Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																									3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006 Texas Genco [Member]	Dec. 31, 2011 Energy Plus	Dec. 31, 2010 Green Mountain Energy	Dec. 31, 2011 2011 Business Acquisitions year	Dec. 31, 2011 Emission Allowances	Dec. 31, 2010 Emission Allowances	Dec. 31, 2009 Emission Allowances	Dec. 31, 2011 Development Rights	Dec. 31, 2010 Development Rights	Dec. 31, 2011 Power Contracts	Dec. 31, 2011 Energy Supply Contracts	Dec. 31, 2010 Energy Supply Contracts	Dec. 31, 2009 Energy Supply Contracts	Dec. 31, 2011 Fuel Contracts	Dec. 31, 2010 Fuel Contracts	Dec. 31, 2009 Fuel Contracts	Dec. 31, 2011 Customer Contracts	Dec. 31, 2010 Customer Contracts	Dec. 31, 2009 Customer Contracts	Dec. 31, 2011 Customer Relationships	Dec. 31, 2010 Customer Relationships	Dec. 31, 2009 Customer Relationships	Sep. 30, 2011 Customer Relationships Energy Plus year	Dec. 31, 2011 Customer Relationships 2011 Business Acquisitions year	Dec. 31, 2011 Marketing Partnerships	Sep. 30, 2011 Marketing Partnerships Energy Plus year	Dec. 31, 2011 Marketing Partnerships 2011 Business Acquisitions year	Dec. 31, 2011 Trade Names	Dec. 31, 2010 Trade Names	Dec. 31, 2009 Trade Names	Sep. 30, 2011 Trade Names Energy Plus year	Dec. 31, 2011 Trade Names 2011 Business Acquisitions year	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2011 Other 2011 Business Acquisitions year
Finite-lived Intangible Assets
Goodwill	$ 1,886	$ 1,868
Increase in goodwill balance due to acquisitions				1,700	29	144
Goodwill, deductible for U.S. income tax purposes	594	660
Components of NRG's intangible assets subject to amortization
Gross amount at the beginning of the period	2,840	2,425						935	919		18	0		54	54		72	71		859	790		571	399				0			308	178				23	14
Purchases	40	39						8	19		6	0		0	0		0	0		0	0		0	0				0			0	0				26	20
Acquisition of businesses	174	393						0	0		0	18		0	0		0	0		0	69		63	172				88			10	130				13	4
Usage	(19)	(15)						0	0		0	0		0	0		0	0		0	0		0	0				0			0	0				(19)	(15)
Impairment charge on emissions allowance	(160)							(160)			0			0			0			0			0					0			0					0
Other	(4)	(2)						0	(3)		0	0		0	0		0	1		0	0		0	0				0			0	0				(4)	0
Adjusted gross amount	2,871	2,840	2,425					783	935	919	24	18		54	54	54	72	72	71	859	859	790	634	571	399			88			318	308	178			39	23	14
Less accumulated amortization	(1,452)	(1,064)						(335)	(269)		0	0		(25)	(21)		(57)	(55)		(675)	(490)		(317)	(208)				0			(42)	(20)				(1)	(1)
Net carrying amount	1,419	1,776						448	666		24	18		29	33		15	17		184	369		317	363				88			276	288				38	22
Amortization of intangible assets	388	416	479					66	70	63				4	3	18	2	7	15	185	232	258	109	91	117						22	12	8			0	1	0
Estimated amortization related to NRG's finite-lived intangible assets
2012	301							50			1			5			2			119			98					3			23
2013	216							54			1			6			2			53			68					9			23
2014	129							33			1			6			2			1			48					15			23
2015	124							41			1			6			2			1			36					14			23
2016	113							46			1			6			2			1			26					9			22
Weighted average remaining amortization period (in years)							11																			5	5		18	18				5	5				18
Emission allowances held-for-sale and included in other non current assets	19
Estimated amortization related to NRG's out-of-market contracts
2012	29												21	6						2
2013	22												19	2						1
2014	17												17	0						0
2015	17												17	0						0
2016	$ 17												$ 17	$ 0						$ 0